Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Disaggregation of Revenue
The following table includes the Company’s revenues by segment for the three and six months ended June 30, 2019 and 2018:

	Revenues
	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers(1)	150,691	112,172	297,673	217,221
Conventional Tankers	2,369	10,143	5,131	20,400
	153,060	122,315	302,804	237,621

Teekay Tankers
Conventional Tankers(1)	202,277	171,659	434,778	340,124

Teekay Parent
Offshore Production	57,828	66,429	107,266	132,399
Other	47,989	46,183	98,648	98,127
	105,817	112,612	205,914	230,526

Eliminations and other	(3,487)	(944)	(4,616)	(8,607)
	457,667	405,642	938,880	799,664

(1)
The amounts in the table below represent revenue earned by each segment from other segments within the group. During 2019, Teekay Tankers' ship-to-ship transfer business provided operational and maintenance services to Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG, for the LNG receiving and regasification terminal in Bahrain. Also during 2019, the Magellan Spirit was chartered by Teekay LNG to Teekay Parent. During 2018, certain vessels were chartered by Teekay LNG to Teekay Parent. Such intersegment revenue for the three and six months ended June 30, 2019 and 2018 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG - Liquefied Gas Carriers	2,487	1,439	2,487	9,418
Teekay Tankers - Conventional Tankers	1,000	—	2,129	—
	3,487	1,439	4,616	9,418

Income (loss) from Vessel Operations by Segment
The following table includes the Company’s income (loss) from vessel operations by segment for the three and six months ended June 30, 2019 and 2018:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	74,244	9,445	144,687	53,990
Conventional Tankers	433	1,060	(649)	(18,343)
	74,677	10,505	144,038	35,647

Teekay Tankers
Conventional Tankers	5,051	(13,415)	37,148	(21,836)

Teekay Parent
Offshore Production	(5,987)	5,541	(18,544)	12,423
Other	(2,278)	(710)	(6,947)	(5,808)
	(8,265)	4,831	(25,491)	6,615

	71,463	1,921	155,695	20,426

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	June 30, 2019	December 31, 2018
	$	$
Teekay LNG – Liquefied Gas Carriers	5,207,739	5,188,088
Teekay LNG – Conventional Tankers	13,748	39,450
Teekay Tankers – Conventional Tankers	2,118,499	2,106,169
Teekay Parent – Offshore Production	361,785	311,550
Teekay Parent – Conventional Tankers	—	13,056
Teekay Parent – Other	91,683	25,224
Teekay Offshore	—	233,225
Cash and cash equivalents	235,199	424,169
Other assets not allocated	130,348	70,153
Eliminations	(32,983)	(19,414)
Consolidated total assets	8,126,018	8,391,670